Loss per share - Summary of Anti Dilutive Potential Ordinary Shares Excluded from Weighted Average Number of Ordinary Shares (Detail) - Li Cycle Holdings Corp [Member] - shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	36,507,005	5,415,069	4,527,231
Stock Options [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	5,296,553	5,327,985	3,991,000
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	22,999,894	0	0
Convertible Debt [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	7,493,795	0	536,231
Restricted Share Units [member]
Earnings per share [line items]
Antidilutive securities excluded from the computation of earnings per share	716,763	87,084	0